AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 86.4%
Common Stocks — 86.1%
Aerospace & Defense — 3.6%
Airbus SE (France)*	37,277	$4,507,170
BAE Systems PLC (United Kingdom)	457,689	4,319,244
BWX Technologies, Inc.	79,970	4,307,184
CAE, Inc. (Canada)*	120,998	3,149,442
General Dynamics Corp.	52,081	12,560,895
Hexcel Corp.(a)	16,623	988,570
Lockheed Martin Corp.	25,587	11,294,102
Montana Aerospace AG (Germany), 144A*	36,972	650,973
Northrop Grumman Corp.	41,209	18,429,489
Raytheon Technologies Corp.	85,037	8,424,616
		68,631,685
Air Freight & Logistics — 0.4%
DSV A/S (Denmark)	16,472	3,174,183
Expeditors International of Washington, Inc.	37,550	3,873,658
		7,047,841
Auto Components — 0.1%
Gentherm, Inc.*	2,633	192,314
Visteon Corp.*	11,753	1,282,605
		1,474,919
Automobiles — 0.2%
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	1,084,000	893,710
Isuzu Motors Ltd. (Japan)	166,110	2,142,033
Suzuki Motor Corp. (Japan)	16,800	575,178
		3,610,921
Banks — 4.2%
1st Source Corp.	11,684	540,385
Atlantic Union Bankshares Corp.	20,808	763,446
Banc of California, Inc.	64,809	1,254,702
Bank of America Corp.	101,981	4,203,657
Bank of Ireland Group PLC (Ireland)*	247,690	1,572,871
Bank of Nova Scotia (The) (Canada)	53,532	3,836,713
BNP Paribas SA (France)	19,805	1,130,137
Cadence Bank	30,660	897,112
DNB Bank ASA (Norway)	112,335	2,539,705
Eastern Bankshares, Inc.	36,573	787,783
Erste Group Bank AG (Austria)	38,559	1,403,167
First Citizens BancShares, Inc. (Class A Stock)	4,364	2,904,678
First Interstate BancSystem, Inc. (Class A Stock)	21,187	779,046
First Republic Bank	17,590	2,851,339
Hancock Whitney Corp.	25,349	1,321,950
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	2,073,000	1,268,463
ING Groep NV (Netherlands)	133,731	1,400,055
International Bancshares Corp.	24,227	1,022,622
JPMorgan Chase & Co.	63,966	8,719,845
KBC Group NV (Belgium)	39,808	2,860,796
M&T Bank Corp.(a)	91,188	15,456,366
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan)	368,617	$2,268,066
Old National Bancorp	40,363	661,146
Royal Bank of Canada (Canada)	45,474	5,006,632
Sberbank of Russia PJSC (Russia), ADR^	62,600	6
Standard Chartered PLC (United Kingdom)	447,664	2,969,593
Synovus Financial Corp.	23,182	1,135,918
Truist Financial Corp.	119,534	6,777,578
UniCredit SpA (Italy)	201,403	2,161,519
Webster Financial Corp.	16,635	933,556
		79,428,852
Beverages — 1.7%
Asahi Group Holdings Ltd. (Japan)	31,170	1,131,728
C&C Group PLC (Ireland)*	206,348	532,217
Coca-Cola Co. (The)	186,849	11,584,638
Coca-Cola HBC AG (Italy)*	38,082	794,916
PepsiCo, Inc.	109,622	18,348,530
		32,392,029
Biotechnology — 0.3%
Ascendis Pharma A/S (Denmark), ADR*(a)	7,973	935,712
Genmab A/S (Denmark)*	2,647	964,119
Vertex Pharmaceuticals, Inc.*	11,396	2,974,014
		4,873,845
Building Products — 1.2%
American Woodmark Corp.*	14,365	703,167
Johnson Controls International PLC	241,411	15,829,319
Lennox International, Inc.	16,045	4,137,364
Tyman PLC (United Kingdom)	259,569	1,070,545
		21,740,395
Capital Markets — 3.3%
Ares Management Corp. (Class A Stock)	45,783	3,718,953
Banca Generali SpA (Italy)	34,224	1,269,000
BlackRock, Inc.	6,731	5,143,629
Brookfield Asset Management, Inc. (Canada) (Class A Stock)(a)	57,253	3,238,802
Charles Schwab Corp. (The)	227,255	19,159,869
CSC Financial Co. Ltd. (China) (Class H Stock), 144A	498,500	470,081
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	54,595	2,562,089
Intermediate Capital Group PLC (United Kingdom)	58,741	1,370,305
London Stock Exchange Group PLC (United Kingdom)	7,083	743,267
Moody’s Corp.	5,847	1,972,836
Morgan Stanley	156,643	13,690,598
S&P Global, Inc.(a)	13,482	5,530,047
UBS Group AG (Switzerland)	166,579	3,253,289
		62,122,765
A1

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals — 2.5%
Axalta Coating Systems Ltd.*	31,949	$785,306
Celanese Corp.	55,968	7,996,148
Ecolab, Inc.	89,700	15,837,432
Element Solutions, Inc.	70,555	1,545,155
HB Fuller Co.	11,744	775,926
LG Chem Ltd. (South Korea)	3,607	1,571,456
Linde PLC (United Kingdom)	38,670	12,352,358
Nutrien Ltd. (Canada)	14,467	1,495,361
Orion Engineered Carbons SA (Germany)	53,518	854,683
Sherwin-Williams Co. (The)	15,844	3,954,979
		47,168,804
Commercial Services & Supplies — 1.5%
ACCO Brands Corp.	103,837	830,696
BrightView Holdings, Inc.*(a)	56,037	762,664
Cintas Corp.	16,333	6,947,895
Clean Harbors, Inc.*	53,039	5,921,274
Copart, Inc.*	61,735	7,745,890
Rentokil Initial PLC (United Kingdom)	145,836	1,011,678
UniFirst Corp.	4,865	896,522
Waste Connections, Inc.	33,267	4,647,400
		28,764,019
Communications Equipment — 1.3%
Arista Networks, Inc.*	40,528	5,632,581
Cisco Systems, Inc.	230,227	12,837,458
Motorola Solutions, Inc.	23,106	5,596,273
		24,066,312
Construction & Engineering — 0.3%
JTOWER, Inc. (Japan)*	19,700	1,146,498
Primoris Services Corp.(a)	31,908	760,049
Vinci SA (France)	24,305	2,489,777
Yokogawa Bridge Holdings Corp. (Japan)	48,200	761,360
		5,157,684
Construction Materials — 0.1%
CRH PLC (Ireland)	36,589	1,468,014
Consumer Finance — 1.2%
American Express Co.	94,819	17,731,153
Credit Acceptance Corp.*(a)	10,369	5,706,787
		23,437,940
Containers & Packaging — 0.5%
Ball Corp.	29,962	2,696,580
Huhtamaki OYJ (Finland)	35,328	1,224,252
Sealed Air Corp.	26,342	1,763,860
TriMas Corp.	51,584	1,655,331
Vidrala SA (Spain)	38,826	2,730,342
		10,070,365
Distributors — 0.1%
PALTAC Corp. (Japan)	31,200	1,156,467
	Shares	Value
Common Stocks (continued)
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc. (Class B Stock)*	16,215	$5,722,436
Zenkoku Hosho Co. Ltd. (Japan)	16,800	645,097
		6,367,533
Diversified Telecommunication Services — 0.8%
Cellnex Telecom SA (Spain), 144A	29,458	1,416,114
Hellenic Telecommunications Organization SA (Greece)	138,254	2,501,522
Koninklijke KPN NV (Netherlands)	687,215	2,389,269
Telkom Indonesia Persero Tbk PT (Indonesia)	13,468,900	4,282,425
United Internet AG (Germany)	44,257	1,519,665
Verizon Communications, Inc.	53,149	2,707,410
		14,816,405
Electric Utilities — 1.2%
Duke Energy Corp.	24,833	2,772,853
Edison International	30,770	2,156,977
Exelon Corp.	289,930	13,809,366
Iberdrola SA (Spain)	320,436	3,500,673
Portland General Electric Co.	16,496	909,754
		23,149,623
Electrical Equipment — 0.7%
Eaton Corp. PLC	48,201	7,314,984
Schneider Electric SE	36,101	6,061,384
Thermon Group Holdings, Inc.*	35,944	582,293
		13,958,661
Electronic Equipment, Instruments & Components — 1.0%
Belden, Inc.	21,014	1,164,176
Corning, Inc.	223,909	8,264,481
CTS Corp.	28,958	1,023,376
ePlus, Inc.*	2,400	134,544
Landis+Gyr Group AG (Switzerland)*	14,697	930,591
TE Connectivity Ltd. (Switzerland)	50,280	6,585,674
		18,102,842
Equity Real Estate Investment Trusts (REITs) — 1.9%
Alexander & Baldwin, Inc.	43,695	1,013,287
American Tower Corp.	37,946	9,532,794
Brandywine Realty Trust	64,526	912,398
Brixmor Property Group, Inc.	168,628	4,352,289
Centerspace	11,239	1,102,771
Global Medical REIT, Inc.	33,422	545,447
LXP Industrial Trust	40,020	628,314
Medical Properties Trust, Inc.	473,955	10,019,409
Pebblebrook Hotel Trust	29,461	721,205
Phillips Edison & Co., Inc.(a)	23,178	797,091
Piedmont Office Realty Trust, Inc. (Class A Stock)	56,003	964,372
PotlatchDeltic Corp.	12,796	674,733
Public Storage	7,171	2,798,698
RPT Realty	92,667	1,276,024

A2

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
UNITE Group PLC (The) (United Kingdom)	50,529	$766,138
		36,104,970
Food & Staples Retailing — 0.3%
MatsukiyoCocokara & Co. (Japan)	42,750	1,510,353
Performance Food Group Co.*(a)	91,618	4,664,272
		6,174,625
Food Products — 1.1%
Cranswick PLC (United Kingdom)	98,652	4,555,919
Kellogg Co.(a)	32,398	2,089,347
Mondelez International, Inc. (Class A Stock)	117,107	7,351,977
Nestle SA (Switzerland)	14,271	1,852,902
Nomad Foods Ltd. (United Kingdom)*(a)	184,514	4,166,326
Post Holdings, Inc.*(a)	7,456	516,403
		20,532,874
Gas Utilities — 0.3%
New Jersey Resources Corp.	20,241	928,252
Spire, Inc.(a)	11,746	842,893
UGI Corp.	110,401	3,998,724
		5,769,869
Health Care Equipment & Supplies — 3.5%
Baxter International, Inc.	146,300	11,344,102
Becton, Dickinson & Co.	44,689	11,887,274
Boston Scientific Corp.*	97,661	4,325,406
Haemonetics Corp.*	31,725	2,005,654
ICU Medical, Inc.*	20,829	4,637,369
Koninklijke Philips NV (Netherlands)	30,092	918,205
Lantheus Holdings, Inc.*	7,790	430,865
Medtronic PLC	143,706	15,944,181
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	682,400	726,942
Stryker Corp.	49,775	13,307,346
		65,527,344
Health Care Providers & Services — 3.4%
Anthem, Inc.	11,688	5,741,379
Chemed Corp.	8,776	4,445,483
HCA Healthcare, Inc.	25,371	6,358,480
Humana, Inc.	12,608	5,486,623
LHC Group, Inc.*(a)	3,933	663,104
MEDNAX, Inc.*	39,704	932,250
Owens & Minor, Inc.(a)	31,100	1,369,022
UnitedHealth Group, Inc.	75,978	38,746,501
		63,742,842
Health Care Technology — 0.0%
Allscripts Healthcare Solutions, Inc.*	15,591	351,109
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. (Class A Stock)*	21,780	3,740,933
Aramark	39,163	1,472,529
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Choice Hotels International, Inc.	35,259	$4,998,316
Compass Group PLC (United Kingdom)	215,931	4,647,692
Kangwon Land, Inc. (South Korea)*	50,456	1,150,194
McDonald’s Corp.	58,297	14,415,682
Sands China Ltd. (Macau)*	1,017,522	2,427,675
Trip.com Group Ltd. (China)*	43,300	1,034,703
Wyndham Hotels & Resorts, Inc.	7,165	606,804
		34,494,528
Household Durables — 0.5%
Century Communities, Inc.	6,581	352,544
Midea Group Co. Ltd. (China) (Class A Stock)	135,800	1,210,017
NVR, Inc.*	1,528	6,825,989
Tri Pointe Homes, Inc.*	43,956	882,636
		9,271,186
Household Products — 1.9%
Colgate-Palmolive Co.	228,322	17,313,657
Procter & Gamble Co. (The)	105,923	16,185,035
Spectrum Brands Holdings, Inc.	19,593	1,738,291
		35,236,983
Industrial Conglomerates — 1.1%
Honeywell International, Inc.	93,427	18,179,026
Siemens AG (Germany)	21,678	2,988,984
		21,168,010
Insurance — 8.2%
AIA Group Ltd. (Hong Kong)	544,379	5,683,484
Alleghany Corp.*	2,055	1,740,585
Aon PLC (Class A Stock)	10,714	3,488,800
Arthur J. Gallagher & Co.	34,739	6,065,429
Assured Guaranty Ltd.	15,381	979,154
AXA SA (France)	124,167	3,628,540
Chubb Ltd.	142,092	30,393,479
Direct Line Insurance Group PLC (United Kingdom)	248,766	899,367
Enstar Group Ltd.*	14,873	3,884,084
Globe Life, Inc.(a)	53,472	5,379,283
Intact Financial Corp. (Canada)	119,824	17,704,987
Kemper Corp.	20,472	1,157,487
Manulife Financial Corp. (Canada)	55,248	1,178,188
Markel Corp.*	5,407	7,976,623
Marsh & McLennan Cos., Inc.	122,522	20,880,199
MetLife, Inc.	183,915	12,925,546
Old Mutual Ltd. (South Africa)	1,071,390	1,001,969
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	214,500	1,508,056
ProAssurance Corp.	35,274	948,165
Progressive Corp. (The)	105,631	12,040,878
Reinsurance Group of America, Inc.	7,336	802,998
SiriusPoint Ltd. (Bermuda)*	89,021	665,877
T&D Holdings, Inc. (Japan)	379,600	5,127,839
Talanx AG (Germany)	38,021	1,674,573
Tokio Marine Holdings, Inc. (Japan)	51,939	3,013,810

A3

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
White Mountains Insurance Group Ltd.	3,174	$3,606,426
		154,355,826
Interactive Media & Services — 1.9%
Alphabet, Inc. (Class A Stock)*	7,826	21,766,845
Alphabet, Inc. (Class C Stock)*	2,917	8,147,152
Meta Platforms, Inc. (Class A Stock)*	23,178	5,153,860
Z Holdings Corp. (Japan)	226,000	985,650
		36,053,507
Internet & Direct Marketing Retail — 1.6%
Alibaba Group Holding Ltd. (China)*	104,717	1,419,621
Amazon.com, Inc.*	7,190	23,439,040
Coupang, Inc. (South Korea)*(a)	27,439	485,122
Etsy, Inc.*	22,252	2,765,479
Meituan (China) (Class B Stock), 144A*	42,900	826,686
Shutterstock, Inc.	9,547	888,635
		29,824,583
IT Services — 3.5%
Accenture PLC (Class A Stock)	42,045	14,178,835
Capgemini SE (France)	18,424	4,098,149
Concentrix Corp.	4,224	703,549
Edenred (France)	91,697	4,531,900
ExlService Holdings, Inc.*	4,150	594,571
Fidelity National Information Services, Inc.	46,718	4,691,422
Gartner, Inc.*	16,686	4,963,418
GoDaddy, Inc. (Class A Stock)*	68,346	5,720,560
Mastercard, Inc. (Class A Stock)	17,594	6,287,744
Visa, Inc. (Class A Stock)(a)	84,599	18,761,520
WNS Holdings Ltd. (India), ADR*	10,636	909,272
		65,440,940
Life Sciences Tools & Services — 1.1%
Danaher Corp.	50,777	14,894,418
ICON PLC (Ireland)*	18,819	4,577,157
Syneos Health, Inc.*	10,633	860,741
		20,332,316
Machinery — 1.6%
CNH Industrial NV (United Kingdom)	116,100	1,836,501
Fortive Corp.	107,162	6,529,381
IDEX Corp.	24,164	4,632,964
Ingersoll Rand, Inc.	93,034	4,684,262
John Bean Technologies Corp.	4,890	579,318
Luxfer Holdings PLC (United Kingdom)	45,691	767,609
Makita Corp. (Japan)	35,000	1,118,671
Middleby Corp. (The)*	11,142	1,826,619
Nabtesco Corp. (Japan)	35,500	938,356
PACCAR, Inc.	47,933	4,221,459
Sandvik AB (Sweden)	155,125	3,294,294
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	217,800	596,871
		31,026,305
	Shares	Value
Common Stocks (continued)
Marine — 0.3%
Irish Continental Group PLC (Ireland), UTS*(a)	1,211,873	$5,148,728
Media — 1.1%
Cable One, Inc.	3,509	5,138,018
Comcast Corp. (Class A Stock)	229,732	10,756,052
Publicis Groupe SA (France)	65,515	3,973,719
WideOpenWest, Inc.*(a)	57,522	1,003,184
		20,870,973
Metals & Mining — 0.6%
Anglo American PLC (South Africa)	65,459	3,436,759
Glencore PLC (Australia)*	427,290	2,791,816
Rio Tinto PLC (Australia)	52,932	4,204,916
		10,433,491
Multi-Utilities — 0.9%
Engie SA (France)	119,986	1,575,225
National Grid PLC (United Kingdom)	218,993	3,380,226
Sempra Energy	71,664	12,048,152
		17,003,603
Oil, Gas & Consumable Fuels — 2.4%
Brigham Minerals, Inc. (Class A Stock)	5,700	145,635
Canadian Natural Resources Ltd. (Canada)	48,404	2,997,203
ConocoPhillips	89,504	8,950,400
Coterra Energy, Inc.(a)	456,914	12,322,970
Dorian LPG Ltd.	43,614	631,967
Enbridge, Inc. (Canada)	113,085	5,205,809
Galp Energia SGPS SA (Portugal)	71,951	913,093
Pioneer Natural Resources Co.	13,481	3,370,654
Reliance Industries Ltd. (India)	80,234	2,781,072
TC Energy Corp. (Canada)	59,728	3,368,733
TotalEnergies SE (France)	95,971	4,848,219
		45,535,755
Paper & Forest Products — 0.1%
Mondi PLC (Austria)	68,508	1,334,678
Neenah, Inc.	26,065	1,033,738
		2,368,416
Personal Products — 0.6%
Unilever PLC (United Kingdom)	35,970	1,637,331
Unilever PLC (United Kingdom), ADR(a)	197,703	9,009,326
		10,646,657
Pharmaceuticals — 4.9%
Almirall SA (Spain)	83,033	1,053,311
Astellas Pharma, Inc. (Japan)	87,700	1,370,590
AstraZeneca PLC (United Kingdom)	43,100	5,701,607
Daiichi Sankyo Co. Ltd. (Japan)	50,800	1,110,881
Eisai Co. Ltd. (Japan)	17,780	823,673
Eli Lilly & Co.	61,513	17,615,478
Johnson & Johnson	116,624	20,669,271
Merck & Co., Inc.	149,955	12,303,808
Novartis AG (Switzerland)	103,808	9,097,014

A4

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Ono Pharmaceutical Co. Ltd. (Japan)	53,200	$1,333,793
Pfizer, Inc.	395,855	20,493,413
Sanofi (France)	15,912	1,627,489
		93,200,328
Professional Services — 1.1%
Bureau Veritas SA (France)	276,062	7,889,752
CBIZ, Inc.*(a)	20,650	866,681
Huron Consulting Group, Inc.*	29,763	1,363,443
ICF International, Inc.	10,565	994,589
Science Applications International Corp.(a)	69,006	6,360,283
Sterling Check Corp.*(a)	34,396	909,086
Wolters Kluwer NV (Netherlands)	30,984	3,295,541
		21,679,375
Real Estate Management & Development — 0.4%
CK Asset Holdings Ltd. (Hong Kong)	211,000	1,441,963
Mitsubishi Estate Co. Ltd. (Japan)	55,200	819,338
Nexity SA (France)	45,230	1,591,058
Tricon Residential, Inc. (Canada)	243,528	3,870,657
		7,723,016
Road & Rail — 1.4%
AMERCO	5,833	3,481,951
Canadian National Railway Co. (Canada)	73,731	9,890,564
Union Pacific Corp.	49,599	13,550,943
		26,923,458
Semiconductors & Semiconductor Equipment — 0.9%
ASE Technology Holding Co. Ltd. (Taiwan)	261,000	929,639
Globalwafers Co. Ltd. (Taiwan)	57,400	1,336,346
Marvell Technology, Inc.	60,355	4,328,057
MediaTek, Inc. (Taiwan)	74,500	2,342,796
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	118,025	2,431,842
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	38,073	3,969,491
Texas Instruments, Inc.	13,658	2,505,970
		17,844,141
Software — 4.1%
ACI Worldwide, Inc.*	24,372	767,474
Black Knight, Inc.*	115,646	6,706,312
CDK Global, Inc.(a)	31,890	1,552,405
Constellation Software, Inc. (Canada)	7,330	12,529,864
Microsoft Corp.	155,771	48,025,757
Palo Alto Networks, Inc.*	9,059	5,639,318
Progress Software Corp.	25,963	1,222,598
Topicus.com, Inc. (Netherlands)*	7,947	592,775
		77,036,503
Specialty Retail — 2.2%
CarMax, Inc.*(a)	28,964	2,794,447
Home Depot, Inc. (The)	5,484	1,641,526
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Industria de Diseno Textil SA (Spain)	88,809	$1,928,474
Lowe’s Cos., Inc.	51,125	10,336,964
Monro, Inc.	20,223	896,688
TJX Cos., Inc. (The)	316,914	19,198,650
Ulta Beauty, Inc.*	12,665	5,043,456
		41,840,205
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	156,629	27,348,990
Samsung Electronics Co. Ltd. (South Korea)	50,312	2,877,588
		30,226,578
Textiles, Apparel & Luxury Goods — 1.2%
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	25,810	3,256,961
Deckers Outdoor Corp.*	1,515	414,762
Kontoor Brands, Inc.	25,858	1,069,228
Li Ning Co. Ltd. (China)	179,500	1,533,210
NIKE, Inc. (Class B Stock)	117,927	15,868,257
		22,142,418
Thrifts & Mortgage Finance — 0.0%
NMI Holdings, Inc. (Class A Stock)*	38,715	798,303
Tobacco — 0.7%
Philip Morris International, Inc.	147,365	13,843,468
Trading Companies & Distributors — 1.0%
AerCap Holdings NV (Ireland)*(a)	60,435	3,038,672
Air Lease Corp.	28,051	1,252,477
Brenntag SE (Germany)	111,985	9,035,186
Fastenal Co.	41,999	2,494,740
GATX Corp.(a)	9,408	1,160,289
Triton International Ltd. (Bermuda)	31,837	2,234,321
		19,215,685
Wireless Telecommunication Services — 0.4%
Bharti Airtel Ltd. (India)*	422,706	4,199,348
KDDI Corp. (Japan)	63,744	2,090,238
SoftBank Corp. (Japan)	137,800	1,612,870
		7,902,456

Total Common Stocks (cost $1,381,630,581)		1,626,799,295
Exchange-Traded Fund — 0.3%
iShares MSCI ACWI ETF	61,896	6,175,983
(cost $6,096,788)

Total Long-Term Investments (cost $1,387,727,369)		1,632,975,278
Short-Term Investments — 18.5%
Affiliated Mutual Fund — 4.2%
PGIM Institutional Money Market Fund (cost $79,076,017; includes $79,057,989 of cash collateral for securities on loan)(b)(we)	79,147,960	79,076,726

A5

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Unaffiliated Fund — 12.6%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	238,227,007	$238,227,007
(cost $238,227,007)
Options Purchased*~ — 1.7%
(cost $58,636,417)		31,946,194

Total Short-Term Investments (cost $375,939,441)		349,249,927

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.9% (cost $1,763,666,810)		1,982,225,205

Options Written*~ — (0.9)%
(premiums received $36,401,302)	(17,163,460)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.0% (cost $1,727,265,508)	1,965,061,745

Liabilities in excess of other assets(z) — (4.0)%	(75,351,494)

Net Assets — 100.0%	$1,889,710,251

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
JPY	Japanese Yen

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ACWI	All Country World Index
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
NASDAQ	National Association of Securities Dealers Automated Quotations
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
TSX	Toronto Stock Exchange
UTS	Unit Trust Security

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $76,319,031; cash collateral of $79,057,989 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index	Put	05/20/22	$4,100.00		420		42	$1,348,200
S&P 500 Index	Put	06/17/22	$4,100.00		1,157		116	6,793,904
S&P 500 Index	Put	09/16/22	$3,950.00		443		44	4,283,810
S&P 500 Index	Put	09/16/22	$4,225.00		649		65	9,942,680
S&P 500 Index	Put	12/16/22	$3,950.00		640		64	9,577,600
Total Options Purchased (cost $58,636,417)								$31,946,194
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index	Put	06/17/22	$3,750.00		1,157		116	$(2,973,490)
S&P 500 Index	Put	09/16/22	$3,600.00		443		44	(2,510,924)
A6

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index	Put	09/16/22	$3,850.00		649		65	$(5,746,246)
S&P 500 Index	Put	12/16/22	$3,600.00		640		64	(5,932,800)
Total Options Written (premiums received $36,401,302)								$(17,163,460)
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
121	NASDAQ 100 E-Mini Index	Jun. 2022	$35,982,375	$3,112,455
Short Positions:
243	Mini MSCI Emerging Markets Index	Jun. 2022	13,674,825	(888,765)
54	Russell 2000 E-Mini Index	Jun. 2022	5,579,280	(149,719)
217	S&P 500 E-Mini Index	Jun. 2022	49,158,638	(1,441,330)
71	S&P/TSX 60 Index	Jun. 2022	14,960,461	(301,212)
				(2,781,026)
				$331,429
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Japanese Yen,
Expiring 06/15/22	Morgan Stanley & Co. International PLC	JPY	7,940,800	$69,180,494	$65,362,377	$—	$(3,818,117)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 06/15/22	The Toronto-Dominion Bank	CAD	52,900	$41,436,735	$42,306,733	$—	$(869,998)
						$—	$(4,688,115)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7